UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.40%
Administrative and Support Services - 1.39%
The Brink's Co.	5,460	168,550
priceline.com, Inc. (a)	490	222,401
		390,951
Amusement, Gambling, and Recreation Industries - 1.59%
Las Vegas Sands Corp. (a)	4,610	215,010
Wynn Resorts Ltd.	1,890	232,338
		447,348
Apparel Manufacturing - 0.73%
Under Armour, Inc. (a)	3,110	205,975
Banks - 3.12%
Bancorpsouth, Inc.	14,530	231,608
Cullen Frost Bankers, Inc.	3,680	215,501
PrivateBancorp, Inc.	15,750	225,540
UMB Financial Corp.	5,180	206,578
		879,227
Beverage and Tobacco Product Manufacturing - 1.44%
Coca-Cola Enterprises, Inc.	7,800	205,140
Vector Group Ltd.	11,940	201,667
		406,807
Broadcasting (except Internet) - 1.11%
Discovery Communications, Inc. (a)	2,670	115,104
Liberty Media Corp. (a)	12,320	197,859
		312,963
Capital Goods - 5.51%
AAR Corp. (a)	8,140	222,141
Deere & Co.	2,460	221,769
Generac Holdings, Inc. (a)	12,390	227,109
General Cable Corp. (a)	5,160	224,047
Navistar International Corp. (a)	3,650	226,227
Northrop Grumman Corp.	3,180	212,042
Sauer-danfoss, Inc. (a)	7,170	218,900
		1,552,235
Chemical Manufacturing - 3.85%
CF Industries Holdings, Inc.	1,570	221,810
Eli Lilly & Co.	5,650	195,264
Endo Pharmaceuticals Holdings, Inc. (a)	6,330	224,842
Immucor, Inc. (a)	10,250	199,567
Westlake Chemical Corp.	5,050	241,440
		1,082,923
Commercial & Professional Services - 2.58%
Copart, Inc. (a)	9,690	407,077
Costar Group, Inc. (a)	2,450	138,842
FTI Consulting, Inc. (a)	5,480	180,785
		726,704
Computer and Electronic Product Manufacturing - 8.19%
Apple, Inc. (a)	630	222,523
Arris Group, Inc. (a)	18,720	247,104
Atmel Corp. (a)	14,940	219,319
Blue Coat Systems, Inc. (a)	7,200	202,608
Fossil, Inc. (a)	4,330	332,284
Harris Corp.	4,180	195,039
L-3 Communications Holdings, Inc.	2,700	214,083
Marvell Technology Group Ltd. (a)	12,150	222,102
National Semiconductor Corp.	14,110	218,705
Vishay Intertechnology, Inc. (a)	13,300	232,085
		2,305,852
Consumer Services - 1.58%
Bob Evans Farms, Inc.	7,090	222,201
ITT Educational Services, Inc. (a)	2,930	222,240
		444,441
Credit Intermediation & Related Activities - 0.79%
MB Financial, Inc.	10,830	222,773
Credit Intermediation and Related Activities - 1.55%
KeyCorp	24,150	220,731
Wells Fargo & Co.	6,720	216,787
		437,518
Diversified Financials - 1.58%
Janus Cap Group, Inc.	16,640	223,475
Waddell & Reed Financial, Inc.	5,460	220,475
		443,950
Electrical Equipment, Appliance, and Component Manufacturing - 0.78%
Energizer Holdings, Inc. (a)	3,290	219,871
Energy - 1.53%
Arch Coal, Inc.	2,310	77,454
Cvr Energy, Inc. (a)	4,120	77,868
Dril-quip, Inc. (a)	1,000	76,700
ION Geophysical Corp. (a)	7,980	102,304
W & T Offshore, Inc.	3,810	97,269
		431,595
Food & Staples Retailing - 0.27%
Cvs Caremark Corporation	2,310	76,369
Food Manufacturing - 0.79%
Tyson Foods, Inc.	11,900	221,697
Food Services and Drinking Places - 1.61%
Brinker International, Inc.	9,630	227,653
Domino's Pizza, Inc. (a)	13,310	224,540
		452,193
Food, Beverage & Tobacco - 0.81%
Flowers Foods, Inc.	8,550	227,430
Forestry and Logging - 0.79%
Weyerhaeuser Co. (b)	9,070	221,399
Funds, Trusts, and Other Financial Vehicles - 0.78%
Wellcare Health Plans, Inc. (a)	5,860	220,043
General Merchandise Stores - 1.25%
Wal-Mart Stores, Inc.	6,780	352,424
Health Care Equipment & Services - 2.39%
Community Health Systems, Inc. (a)	6,090	248,898
Magellan Health Services, Inc. (a)	4,310	206,794
Molina Healthcare, Inc. (a)	6,240	218,587
		674,279
Hospitals - 0.82%
Tenet Healthcare Corp. (a)	32,000	229,760
Household & Personal Products - 0.76%
Nu Skin Enterprises, Inc.	6,730	214,822
Insurance - 3.22%
Axis Capital Holdings	9,720	353,031
Cno Finl Group, Inc. (a)	20,810	150,664
Symetra Financial Corp	9,790	139,997
Transatlantic Holdings, Inc.	5,160	262,799
		906,491
Insurance Carriers and Related Activities - 3.94%
Aspen Insurance Holdings Ltd.	5,840	172,572
First American Financial Corp.	8,630	136,009
Health Net, Inc. (a)	7,250	213,295
Humana, Inc. (a)	3,390	220,384
Reinsurance Group of America, Inc.	6,070	366,567
		1,108,827
Leather and Allied Product Manufacturing - 1.32%
CROCS, Inc. (a)	7,050	124,433
Deckers Outdoor Corp. (a)	2,810	247,898
		372,331
Machinery Manufacturing - 1.64%
General Electric Co.	12,160	254,387
The Toro Co.	3,310	206,544
		460,931
Materials - 4.64%
Air Products & Chemicals, Inc.	2,500	230,000
Cliffs Natural Resources, Inc.	2,340	227,144
Georgia Gulf Corp. (a)	6,980	222,801
Graham Packaging Co, Inc. (a)	12,720	216,113
Om Group, Inc. (a)	5,300	186,507
Schnitzer Stl Inds	3,470	222,774
		1,305,339
Media - 0.26%
Washington Post Co.	170	73,625
Merchant Wholesalers, Nondurable Goods - 1.63%
AmerisourceBergen Corp.	6,230	236,179
Cardinal Health, Inc.	5,360	223,191
		459,370
Mining (except Oil and Gas) - 0.79%
Molycorp, Inc. (a)	4,610	221,234
Miscellaneous Store Retailers - 0.73%
PetSmart, Inc.	5,020	205,167
Motion Picture and Sound Recording Industries - 0.75%
NetFlix, Inc. (a)	1,020	210,803
Oil and Gas Extraction - 0.42%
Marathon Oil Corp.	2,400	119,040
Other Information Services - 0.39%
Yahoo!, Inc. (a)	6,650	109,060
Paper Manufacturing - 0.78%
Domtar Corp.	2,510	219,374
Personal and Laundry Services - 0.89%
Shutterfly, Inc. (a)	5,890	251,503
Petroleum and Coal Products Manufacturing - 7.38%
Chevron Corp.	5,450	565,437
ConocoPhillips	3,550	276,439
Exxon Mobil Corp.	12,370	1,058,006
Valero Energy Corp.	3,510	98,912
Western Refining, Inc. (a)	4,820	78,421
		2,077,215
Pharmaceuticals, Biotechnology & Life Sciences - 3.07%
Forest Labs, Inc. (a)	6,650	215,460
Impax Laboratories, Inc. (a)	10,450	215,165
Johnson & Johnson	3,320	203,981
Salix Pharmaceuticals, Inc. (a)	6,920	230,713
		865,319
Professional, Scientific, and Technical Services - 3.83%
CACI International, Inc. (a)	1,280	75,929
Cephalon, Inc. (a)	3,730	210,036
Factset Research Systems, Inc.	720	75,514
Moody's Corp.	7,220	230,318
Salesforce.com, Inc. (a)	670	88,621
Solera Holdings, Inc.	1,920	98,074
Unisys Corp. (a)	2,020	75,063
URS Corp. (a)	4,840	225,205
		1,078,760
Publishing Industries (except Internet) - 5.95%
Microsoft Corp.	39,740	1,056,289
News Corp.	35,650	619,241
		1,675,530
Real Estate - 1.74%
CB Richard Ellis Group, Inc. (a)	10,090	252,654
Jones Lang LaSalle, Inc.	2,410	237,192
		489,846
Rental and Leasing Services - 0.82%
United Rentals, Inc. (a)	7,500	232,350
Repair and Maintenance - 0.78%
Monro Muffler Brake, Inc.	6,740	220,263
Retailing - 1.54%
Ross Stores, Inc.	3,090	222,603
Sally Beauty Holdings, Inc. (a)	16,180	209,855
		432,458
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.42%
American Capital Ltd. (a)	25,980	242,653
Cohen & Steers, Inc.	7,500	219,000
T Rowe Price Group, Inc.	3,280	219,695
		681,348
Semiconductors & Semiconductor Equipment - 2.45%
Entegris, Inc. (a)	27,860	242,939
Fei Co. (a)	6,670	223,645
Linear Technology Corp.	6,440	222,567
		689,151
Software & Services - 3.85%
Google, Inc. (a)	1,275	782,085
InterActiveCorp (a)	2,000	62,140
j2 Global Communications, Inc. (a)	3,740	108,797
Mantech International Corp. (a)	1,330	57,456
Take-Two Interactive Software, Inc. (a)	4,650	74,725
		1,085,203
Support Activities for Agriculture and Forestry - 0.88%
Fresh Del Monte Produce, Inc.	8,680	248,074
Support Activities for Transportation - 0.78%
Expeditors International of Washington, Inc.	4,570	218,446
Technology Hardware & Equipment - 2.39%
Dell, Inc. (a)	16,020	253,597
EchoStar Corp. (a)	6,400	222,080
Power-One, Inc. (a)	24,050	197,931
		673,608
Telecommunication Services - 0.81%
United States Cellular Corp. (a)	4,570	228,409
Telecommunications - 1.04%
AT&T, Inc.	7,840	222,499
DISH Network Corp. (a)	3,000	69,750
		292,249
Transportation - 1.59%
Amerco, Inc. (a)	2,320	224,089
Copa Holdings SA	4,190	223,453
		447,542
Transportation Equipment Manufacturing - 4.77%
Briggs & Stratton Corp.	10,930	220,021
Johnson Controls, Inc.	9,150	373,320
Lockheed Martin Corp.	2,800	221,648
Oshkosh Corp. (a)	6,170	220,084
Polaris Industries, Inc.	2,740	206,733
Tenneco, Inc. (a)	2,520	100,497
		1,342,303
Utilities - 6.30%
American Water Works Co., Inc.	7,760	215,262
Aqua America, Inc.	9,810	220,921
CMS Energy Corp.	10,770	207,430
Edison International	6,110	226,803
Entergy Corp.	3,350	238,520
Genon Energy, Inc. (a)	57,130	231,377
ITC Holdings Corp.	3,240	222,102
PNM Resources, Inc.	15,870	211,230
		1,773,645
Water Transportation - 1.02%
Kirby Corp. (a)	4,110	227,448
SEACOR Holdings, Inc.	630	59,705
		287,153
TOTAL COMMON STOCKS (Cost $31,501,528)		$34,463,516

REAL ESTATE INVESTMENT TRUSTS - 5.60%
American Capital Agency Corp.	6,960	$204,972
Alexandria Real Estate Equities, Inc.	2,850	228,570
American Campus Communities, Inc.	7,580	253,324
Equity Lifestyle Properties, Inc.	3,780	219,391
Kilroy Rlty Corp.	5,610	217,387
Rayonier, Inc.	3,720	228,148
Strategic Hotels & Resorts, Inc. (a)	34,520	224,380
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,475,590)		1,576,172
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.29%
Money Market Funds - 0.29%
AIM STIT-STIC Prime Portfolio	$81,914	$81,914
TOTAL SHORT TERM INVESTMENTS (Cost $81,914)		81,914
Total Investments (Cost $33,059,032) - 128.29%		36,121,602
Liabilities in Excess of Other Assets - (28.29)%		(7,966,160)
TOTAL NET ASSETS - 100.00%		$28,155,442

Percentages are stated as a percent of net assets.

*	All or a portion of these securities are pledged as collateral for short positions.

(a)	Non-income producing security.

	The cost basis of investments for federal income tax purposes at February 28, 2011
	was as follows*:

	Cost of investments	$33,059,032
	Gross unrealized appreciation	3,481,765
	Gross unrealized depreciation	(705,249)
	Net unrealized appreciation	$2,776,516

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks #	$34,463,516	$-	$-	$34,463,516
REITS	1,576,172	-	-	1,576,172
Total Equity	$36,039,688	$-	$-	$36,039,688

Short-Term Investments	$81,914	$-	$-	$81,914

Total Investments in Securities	$36,121,602	$-	$-	$36,039,688

Securities Sold Short	$82,292,602	$-	$-	$82,292,602

There were no transfers into and out of Level 1 and 2 securities during the period ending February 28, 2011.
The Fund held no Level 3 securities during the period.
# For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2011 (Unaudited)

	Shares	Value
3D Systems Corp.	2,080	$101,816
A123 Sys, Inc.	9,890	93,757
Abercrombie & Fitch Co.	1,670	95,808
Accretive Health, Inc.	4,690	95,348
Allied Nevada Gold Corp.	3,040	92,234
American Superconductor Corp.	3,270	86,720
Amr Corp.	12,250	82,565
Amyris, Inc.	2,730	88,698
Assured Guaranty Ltd	6,110	88,778
Atlas Air Worldwide Holdings, Inc.	1,380	94,226
Black Hills Corp.	3,170	97,699
Brocade Communications Systems, Inc.	15,750	100,327
Cabelas, Inc.	3,770	102,280
Calpine Corp.	6,810	103,035
Central European Media Enterprises, Ltd.	4,830	95,151
Chicos Fas, Inc.	6,870	94,394
Chimera Investment Corp.	20,360	87,752
Clean Energy Fuels Corp.	6,480	90,979
Clearwire Corp.	18,530	93,206
Coeur d' Alene Mines Corp.	3,520	110,915
Crown Holdings, Inc.	2,480	95,430
Cypress Sharpridge Investments, Inc.	7,640	95,194
Dendreon Corp.	2,850	95,731
Dg Fastchannel, Inc.	2,980	98,668
Diamond Foods, Inc.	1,750	89,163
Dicks Sporting Goods, Inc.	2,560	95,078
Dominion Resources, Inc.	2,100	95,823
Exelixis, Inc.	8,130	101,218
Fair Isaac Corp.	3,430	95,869
Federated Investors, Inc.	3,310	91,224
First Solar, Inc.	570	84,012
Glacier Bancorp, Inc.	6,270	98,000
Green Mountain Coffee Roasters, Inc.	2,270	92,571
Hartford Financial Services Group, Inc.	3,230	95,608
Healthspring, Inc.	2,540	95,606
HeartWare International, Inc.	1,130	95,010
Higher One Holdings, Inc.	5,080	95,453
Hillenbrand, Inc.	4,610	100,268
Intralinks Hldgs, Inc.	3,330	93,873
Invesco Mortgage Capital, Inc.	4,810	112,265
Investors Bancorp, Inc.	7,080	95,863
KB Home	7,100	94,075
Kodiak Oil & Gas Corp.	13,320	100,832
Legg Mason, Inc.	2,720	98,600
Live Nation Entertainment, Inc.	8,990	95,564
MBIA, Inc.	7,550	84,636
Medassets, Inc.	4,410	62,490
Motorola Mobility Holdings, Inc.	3,030	91,506
Netlogic Microsystems, Inc.	2,660	110,097
Nordson Corp.	860	93,663
Northern Oil & Gas, Inc.	2,670	84,826
Oclaro, Inc.	5,200	91,676
Ocwen Financial Corp.	9,000	95,220
Omega Healthcare Invs, Inc.	4,170	99,955
OpenTable, Inc.	880	78,206
Opko Health, Inc.	23,030	111,235
optionsXpress Holdings, Inc.	5,920	95,963
Orbital Sciences Corp.	5,290	94,109
Pharmasset, Inc.	1,910	95,500
Phillips Van Heusen Corp.	1,580	94,816
Plexus Corp.	3,050	95,862
Proassurance Corp.	1,490	94,362
Public Service Enterprise Group, Inc.	3,030	99,081
RealD, Inc.	3,970	89,127
Republic Services, Inc.	3,170	93,864
Resolute Energy Corp.	5,340	96,814
Royal Gold, Inc.	1,940	96,263
SandRidge Energy, Inc.	10,240	110,694
Snyders-lance, Inc.	5,330	97,113
Spansion, Inc.	4,290	90,390
Spectrum Brands Holdings, Inc.	3,440	98,728
Spirit Aerosystems Holdings, Inc.	4,240	110,198
Stanley Black & Decker, Inc.	1,270	96,304
Stifel Financial Corp.	1,150	82,501
Strayer Education, Inc.	690	94,834
Successfactors, Inc.	2,680	96,239
SUPERVALU, Inc.	12,310	106,235
Tesla Motors, Inc.	4,190	100,099
Texas Capital Bancshares, Inc.	3,880	97,931
Tivo, Inc.	9,440	97,043
Towers Watson & Co.	1,630	95,844
TransAtlantic Petroleum Ltd.	31,390	102,331
US Gold Corp.	13,170	95,614
Valmont Industries, Inc.	920	93,914
Volcano Corporation	3,530	92,627
WebMD Health Corp.	1,650	95,700
Weight Watchers International, Inc.	1,510	92,306
Total Securities Sold Short (Proceeds $8,006,548)		$8,292,602

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011